Restructuring Costs, Net	12 Months Ended
Dec. 31, 2013
Restructuring And Related Activities [Abstract]
Restructuring Costs, Net

NOTE 3 — RESTRUCTURING COSTS, NET

Restructuring costs incurred relate to Holdings’ manufacturing and distribution footprint optimization plans and business integration activities which are reported in “Restructuring costs, net” in the consolidated statements of comprehensive income (loss). The components of “Restructuring costs, net” were as follows (in millions):

	Successor			Predecessor
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	January 1, 2011 through January 25, 2011
Severance	$(3.3)	$(2.4)	$(1.1)	$—
Impairment of property, plant and equipment	(2.6)	(2.2)	—	—
Manufacturing and distribution footprint optimization	(2.2)	(0.4)	—	—
Curtailment and settlement gains (losses)	0.4	(1.3)	(0.2)	—
Gains on sale of land and buildings	0.1	0.4	—	—

	$(7.6)	$(5.9)	$(1.3)	$—

2013 Activities

Holdings recorded severance costs of $2.4 million related to involuntary terminations of employees as part of cost reduction actions and business realignment within its filtration, vehicle electronics and fuel delivery systems product lines. Holdings recorded $0.1 million for lease termination and asset retirement obligation costs associated with distribution footprint optimization of the filtration product line.

Holdings approved, announced and completed a plan to close the manufacturing operations of one of its Chinese subsidiaries and relocate the manufacturing into one of its existing U.S. filtration facilities. The plan included workforce reductions, facility closures and operations consolidation. The plan impacted 61 employees in China, all of whom were terminated as of September 30, 2013. The manufacturing facility was leased and was returned to the landlord in July 2013. The majority of the equipment was relocated to existing U.S. facilities. Holdings recorded an impairment charge of $0.5 million to write down certain equipment to estimated net realizable value, severance costs of $0.4 million and other closing costs of $0.1 million.

Holdings initiated a manufacturing footprint optimization plan for its fuel delivery systems product line. The plan involves a workforce reduction and outsourcing of production, including the relocation of associated equipment, to facilities owned by third-party component suppliers and one of Holdings’ existing subsidiaries. The plan is anticipated to be completed by the end of the second quarter of 2014. As of December 31, 2013, 14 employees had been terminated and severance costs of $0.2 million had been recognized. In addition, Holdings incurred other costs related to the plan including professional fees of $1.6 million associated with the review of the manufacturing footprint optimization plan and asset relocation costs of $0.3 million.

Holdings approved and announced a plan to close one of its U.S. filtration facilities and transfer the manufacturing capacity, along with associated equipment, to one of Holdings existing U.S. facilities and one facility operated by FRAM Group, the automotive consumer products business of Autoparts Holdings Limited (“Autoparts Holdings”). The plan will impact 232 employees with an expected plant closure date of June 30, 2014. Employees have been offered termination benefit packages, comprised of severance and medical insurance coverage, contingent on the employees working to the plant closure date or an earlier date at management’s discretion. Estimated termination benefits total $2.2 million, of which $0.3 million had been accrued as of December 31, 2013. The owned manufacturing facility and equipment that will not be transferred to other Holdings’ or FRAM Group facilities will be disposed of once the facility has been closed. Holdings recorded impairment charges of $1.8 million to write down land, building and equipment to estimated net realizable value.

2012 Activities

Holdings recorded severance totaling $2.4 million related to involuntary terminations of employees as part of other cost reduction actions and business realignment.

Holdings approved and announced a plan to close and relocate excess foundry manufacturing capacity at its Mexican operation to China. The plan includes workforce reductions, facility closures and operations consolidation. Holdings recorded an impairment charge of $2.0 million to write down land, building and equipment to estimated net realizable value and pension curtailment and settlement losses of $1.3 million related to headcount reductions. At the end of June 2013, the manufacturing operations were closed and the affected employees terminated. During the year ended December 31, 2013, Holdings recorded an additional impairment charge of $0.3 million to write down land, building and equipment to estimated net realizable value and other closings costs of $0.1 million. In December 2013, the land, building and equipment was sold and a gain on sale of $0.1 million was recognized. A previously deferred curtailment gain of $0.4 million related to the Mexican subsidiary’s pension plan was recognized at the time the affected employees were terminated during 2013.

Holdings approved and announced a plan to consolidate certain distribution facilities of the U.S. operations of Champion with Autoparts Holdings. This plan was completed during the fourth quarter of 2013. An owned facility was temporarily idled in the early part of 2013 to reconfigure the facility for additional manufacturing capacity. Holdings recognized a charge of $0.4 million related to distribution system software development costs with no future value and an asset impairment charge of $0.2 million to write down the carrying value of certain equipment to be idled with no alternative use.

Holdings recognized a gain of $0.4 million on the sale of a previously idled manufacturing facility.

2011 Activities

Holdings incurred severance costs of $1.1 million related to business integration activities and cost reduction actions and pension curtailment and settlement losses of $0.2 million related to headcount reductions at its Mexican subsidiaries.

Accrued Restructuring Reserves

The following table summarizes the activity in accrued restructuring reserves, including pension obligations and property, plant and equipment, during the Successor years ended December 31, 2013 and 2012 (in millions):

	Successor
	Severance Costs	Asset Impairments	Pension Curtailment and Settlements	Other	Total
Balance at December 31, 2011	$1.0	$—	$—	$—	$1.0
Charges	2.4	2.2	1.3	0.4	6.3
Usage	(2.1)	(2.2)	(0.4)	(0.4)	(5.1)

Balance at December 31, 2012	$1.3	$—	$0.9	$—	$2.2

Charges	3.3	2.6	(0.4)	2.1	7.6
Usage	(3.2)	(2.6)	(0.5)	(2.1)	(8.4)

Balance at December 31, 2013	$1.4	$—	$—	$—	$1.4

The severance, pension curtailment and settlements and other restructuring related accruals are included in the consolidated balance sheets in “Accrued expenses and other current liabilities.” The asset impairment reserve is included in “Property, plant and equipment, net” in the consolidated balance sheets.